INCOME TAXES (Tables)	12 Months Ended
Dec. 26, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax (Benefit) Expense
The (benefit) provision for income taxes for 2014, 2013 and 2012, is as follows (in thousands):

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Current:
Federal	$12,012	$7,973	$(15,232)	$3,150
State	1,381	507	2,656	383
Foreign	(22)	52	78	176
	13,371	8,532	(12,498)	3,709
Deferred:
Federal	(39,694)	(14,243)	4,744	6,842
State	(4,634)	(5,287)	(2,749)	833
Foreign	(9)	151	—	—
	(44,337)	(19,379)	1,995	7,675
	$(30,966)	$(10,847)	$(10,503)	$11,384

Schedule of Income before Income Tax, Domestic and Foreign
The components of (loss) income before income taxes for 2014, 2013 and 2012 were as follows (in thousands):

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
United States	$(77,759)	$(17,312)	$(39,202)	$23,581
Foreign	(279)	125	255	627
Total	$(78,038)	$(17,187)	$(38,947)	$24,208

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the provision for income taxes at the federal statutory tax rate to the provision for income taxes for 2014, 2013 and 2012 is as follows:

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Federal statutory tax rate	35.00%	35.00%	35.00%	35.00%
Provision to return true ups	1.72	29.33	3.19	0.93
State and local income taxes, net of Federal benefit	3.46	0.65	(0.56)	4.92
Foreign income taxes	(0.07)	(0.04)	0.03	(0.18)
Merger related expenses	—	(0.14)	(10.38)	5.73
Nondeductible expenses and other	(0.43)	(1.69)	(0.31)	0.63
	39.68%	63.11%	26.97%	47.03%

Schedule of Deferred Tax Assets and Liabilities
The components of the Company's deferred tax assets and liabilities as of December 26, 2014 and December 27, 2013 consist of the following (in thousands):

	Successor
	December 26, 2014	December 27, 2013
Deferred tax assets:
Litigation related accrual	$15,973	$8,057
Inventories	6,743	7,515
Share-based compensation	7,064	6,482
Net operating loss and tax credit carryforwards	2,333	2,361
Accrued workers compensation	2,307	2,273
Accrued bonus	2,062	1,615
Accrued vacation	1,465	1,407
Allowance for doubtful accounts	1,462	1,338
Lease incentive obligation	890	1,208
Deferred rent	784	554
Other	616	605
Total deferred tax assets	41,699	33,415
Deferred tax liabilities:
Intangibles	(114,610)	(149,114)
Depreciation	(8,955)	(10,263)
Other	(4,202)	(4,443)
Total deferred tax liabilities	(127,767)	(163,820)
Net deferred tax liabilities	$(86,068)	$(130,405)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending unrecognized tax benefits for the fiscal years ended December 26, 2014 and December 27, 2013 and for the period from September 8, 2012 through December 28, 2012 is as follows (in thousands):

	Successor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012
	December 26, 2014	December 27, 2013
Balance at beginning of period	$249	$1,535	$152
Increases related to prior year tax positions	8	45	817
Increases related to current year tax positions	153	52	566
Decreases related to prior year tax positions	—	(1,383)	—
Balance at end of period	$410	$249	$1,535